DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2015
DERIVATIVES [Abstract]
Designated Derivative Assets
As of December 31, 2015, the Company had the following designated derivative instruments classified as derivative assets on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Asset	Credit Risk Adjustment	Adjusted Fair Value of Derivative Asset	Gain Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	3	11/14/2018	0.90% - 1.03%	$57,447	$210	$3	$213	$186	$(9)
Accrued interest				—	(18)	—	(18)	—	—
Total – designated derivative assets	3			$57,447	$192	$3	$195	$186	$(9)

Designated Derivative Liabilities
As of December 31, 2015, the Company had the following designated derivative instruments classified as derivative liabilities on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Value of Derivative Liability	Loss Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	14	2/9/18-9/27/25	1.18% - 6.22%	$839,999	$(19,141)	$666	$(18,475)	$(16,243)	$(368)
Accrued interest				—	(823)	—	(823)	—	—
Total – designated derivative liabilities	14			$839,999	$(19,964)	$666	$(19,298)	$(16,243)	$(368)

Dedesignated Derivatives
As of December 31, 2015, the Company had the following dedesignated derivative instruments classified as derivative assets on the balance sheet (dollar amount in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Asset	Credit Risk Adjustment	Adjusted Fair Value of Derivative Asset	Loss Recognized into Earnings
Interest rate swap contracts	1	11/14/2018	1.10%	$20,219	$51	$2	$53	$(53)
Accrued interest				—	(7)	—	(7)	—
Total – dedesignated derivative assets	1			$20,219	$44	$2	$46	$(53)

As of December 31, 2015, the Company had the following dedesignated derivative instruments classified as derivative liabilities on the balance sheet (dollar amount in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Value of Derivative Liability	Loss Recognized into Earnings
Interest rate swap contracts	2	11/14/2018	1.18% - 1.22%	$42,224	$(16)	$4	$(12)	$(263)
Accrued interest				—	(17)	—	(17)	—
Total – dedesignated derivative liabilities	2			$42,224	$(33)	$4	$(29)	$(263)